UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class M : FGWMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Dominican Republic	3.9
Republic of Turkiye/The	3.7
Petroleos Mexicanos	3.6
Colombian Republic	2.9
Arab Republic of Egypt	2.8
US Treasury Bonds	2.7
Republic of Nigeria	2.5
Indonesia Government	2.4
Panamanian Republic	2.2
Petroleos de Venezuela SA	2.2
28.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916002.100    3319-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® New Markets Income Fund Fidelity® New Markets Income Fund : FNMIX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 40	0.80%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Dominican Republic	3.9
Republic of Turkiye/The	3.7
Petroleos Mexicanos	3.6
Colombian Republic	2.9
Arab Republic of Egypt	2.8
US Treasury Bonds	2.7
Republic of Nigeria	2.5
Indonesia Government	2.4
Panamanian Republic	2.2
Petroleos de Venezuela SA	2.2
28.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916000.100    331-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class Z : FGBMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.73%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Dominican Republic	3.9
Republic of Turkiye/The	3.7
Petroleos Mexicanos	3.6
Colombian Republic	2.9
Arab Republic of Egypt	2.8
US Treasury Bonds	2.7
Republic of Nigeria	2.5
Indonesia Government	2.4
Panamanian Republic	2.2
Petroleos de Venezuela SA	2.2
28.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916005.100    3323-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class C : FGYMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.83%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Dominican Republic	3.9
Republic of Turkiye/The	3.7
Petroleos Mexicanos	3.6
Colombian Republic	2.9
Arab Republic of Egypt	2.8
US Treasury Bonds	2.7
Republic of Nigeria	2.5
Indonesia Government	2.4
Panamanian Republic	2.2
Petroleos de Venezuela SA	2.2
28.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916003.100    3320-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class A : FGVMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.09%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Dominican Republic	3.9
Republic of Turkiye/The	3.7
Petroleos Mexicanos	3.6
Colombian Republic	2.9
Arab Republic of Egypt	2.8
US Treasury Bonds	2.7
Republic of Nigeria	2.5
Indonesia Government	2.4
Panamanian Republic	2.2
Petroleos de Venezuela SA	2.2
28.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916001.100    3317-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class I : FGZMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.83%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,074,947,550
Number of Holdings	422
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Dominican Republic	3.9
Republic of Turkiye/The	3.7
Petroleos Mexicanos	3.6
Colombian Republic	2.9
Arab Republic of Egypt	2.8
US Treasury Bonds	2.7
Republic of Nigeria	2.5
Indonesia Government	2.4
Panamanian Republic	2.2
Petroleos de Venezuela SA	2.2
28.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916004.100    3322-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Markets Income Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Markets Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 30.6%
	Principal Amount (a)	Value ($)
Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	24,494,000	24,662,396
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	7,930,000	8,108,425
TOTAL AZERBAIJAN		32,770,821
Bahrain - 0.5%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)	21,118,000	21,520,562
Brazil - 2.6%
Adecoagro SA 6% 9/21/27 (b)	6,168,000	5,959,830
Aegea Finance SARL 9% 1/20/31 (b)	9,470,000	9,801,450
Azul Secured Finance LLP:
11.5% 5/28/29 (b)	18,120,325	14,949,268
11.93% 8/28/28 (b)	5,755,000	5,584,148
Braskem Netherlands BV:
5.875% 1/31/50 (b)	4,900,000	3,612,280
7.25% 2/13/33 (b)	5,090,000	4,797,325
Cosan Luxembourg SA 7.25% 6/27/31 (b)	5,815,000	5,867,335
CSN Resources SA 8.875% 12/5/30 (b)	4,840,000	4,809,750
Embraer Netherlands Finance BV:
5.4% 2/1/27	2,285,000	2,263,578
6.95% 1/17/28 (b)	3,270,000	3,360,947
7% 7/28/30 (b)	8,995,000	9,385,720
MARB BondCo PLC 3.95% 1/29/31 (b)	3,045,000	2,523,544
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	12,549,019	11,109,019
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	4,930,000	4,868,375
Nexa Resources SA:
6.5% 1/18/28 (b)	3,331,000	3,353,901
6.75% 4/9/34 (b)	2,775,000	2,801,640
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(c)	10,990,855	10,203,635
TOTAL BRAZIL		105,251,745
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)	6,890,000	6,532,581
Cambodia - 0.1%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	3,505,000	3,481,517
Chile - 1.9%
Antofagasta PLC:
2.375% 10/14/30 (b)	12,195,000	10,140,905
5.625% 5/13/32 (b)	5,445,000	5,429,686
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	7,740,000	6,842,644
3.15% 1/15/51 (b)	8,130,000	5,055,844
3.7% 1/30/50 (b)	14,035,000	9,570,116
4.5% 8/1/47 (b)	6,855,000	5,406,881
5.125% 2/2/33 (b)	4,740,000	4,494,113
5.95% 1/8/34 (b)	3,995,000	3,977,023
6.3% 9/8/53 (b)	5,575,000	5,496,602
6.44% 1/26/36 (b)	3,905,000	4,014,828
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	4,050,000	3,503,878
5.125% 1/15/28 (b)	16,142,000	14,643,821
TOTAL CHILE		78,576,341
China - 0.9%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	8,545,000	8,147,123
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	6,015,000	5,889,061
Meituan 3.05% 10/28/30 (b)	10,295,000	8,856,917
Prosus NV:
3.832% 2/8/51 (b)	7,355,000	4,842,808
4.193% 1/19/32 (b)	11,350,000	10,034,109
TOTAL CHINA		37,770,018
Colombia - 0.9%
Aris Mining Corp. 6.875% 8/9/26 (b)	6,330,000	5,962,069
Ecopetrol SA 8.875% 1/13/33	11,770,000	12,152,525
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	11,545,000	9,658,114
GeoPark Ltd. 5.5% 1/17/27 (b)	2,535,000	2,299,720
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	4,912,600	4,926,417
TOTAL COLOMBIA		34,998,845
Costa Rica - 0.1%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	4,280,000	4,539,475
Georgia - 0.2%
JSC Georgian Railway 4% 6/17/28 (b)	6,755,000	5,952,844
Ghana - 1.1%
Kosmos Energy Ltd.:
7.125% 4/4/26 (b)	24,279,000	23,929,989
7.5% 3/1/28 (b)	1,750,000	1,669,609
Tullow Oil PLC 10.25% 5/15/26 (b)	20,935,000	19,842,455
TOTAL GHANA		45,442,053
Guatemala - 0.6%
CT Trust 5.125% 2/3/32 (b)	8,720,000	7,704,120
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	6,260,000	5,894,181
Millicom International Cellular SA:
4.5% 4/27/31 (b)	7,595,000	6,522,206
7.375% 4/2/32 (b)	5,070,000	5,054,790
TOTAL GUATEMALA		25,175,297
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	3,730,000	3,742,822
India - 0.2%
CA Magnum Holdings 5.375% 10/31/26 (b)	7,295,000	6,978,123
Indonesia - 1.2%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	15,125,000	14,775,008
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,105,000	3,074,167
PT Freeport Indonesia:
4.763% 4/14/27 (b)	4,870,000	4,767,048
5.315% 4/14/32 (b)	7,260,000	7,025,865
6.2% 4/14/52 (b)	5,635,000	5,520,539
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	13,335,000	13,068,300
TOTAL INDONESIA		48,230,927
Israel - 0.7%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	12,825,000	12,087,563
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)	14,775,000	14,301,905
TOTAL ISRAEL		26,389,468
Kazakhstan - 0.5%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	10,395,000	8,514,155
5.75% 4/19/47 (b)	5,240,000	4,571,900
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	7,000,000	5,779,375
TOTAL KAZAKHSTAN		18,865,430
Kuwait - 0.1%
MEGlobal BV 4.25% 11/3/26 (b)	5,000,000	4,838,125
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	9,540,000	8,347,500
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	3,770,000	3,712,639
3.75% 4/6/27 (b)	11,315,000	10,826,079
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	9,610,000	6,339,333
3.5% 4/21/30 (b)	8,990,000	8,241,942
TOTAL MALAYSIA		37,467,493
Mauritius - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)	5,500,000	5,359,420
Mexico - 4.3%
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36 (b)	3,765,000	3,666,169
6.4% 1/15/34 (b)	7,665,000	8,093,761
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	1,565,000	1,190,965
7.45% 11/15/29 (b)	8,270,000	6,698,700
Petroleos Mexicanos:
6.5% 3/13/27	9,810,000	9,343,044
6.5% 6/2/41	11,163,000	7,590,840
6.625% 6/15/35	58,924,000	44,708,585
6.7% 2/16/32	14,394,000	12,043,028
6.95% 1/28/60	35,910,000	23,583,893
7.69% 1/23/50	65,975,000	47,553,461
TV Azteca SA de CV 8.25% (Reg. S) (d)	27,098,000	10,533,264
TOTAL MEXICO		175,005,710
Morocco - 0.5%
OCP SA:
3.75% 6/23/31 (b)	10,060,000	8,695,613
5.125% 6/23/51 (b)	4,000,000	3,011,250
6.875% 4/25/44 (b)	5,295,000	5,069,963
7.5% 5/2/54 (b)	3,660,000	3,729,247
TOTAL MOROCCO		20,506,073
Nigeria - 0.3%
Access Bank PLC 6.125% 9/21/26 (b)	5,825,000	5,542,852
IHS Holding Ltd. 5.625% 11/29/26 (b)	5,980,000	5,675,394
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,200,000	2,136,063
TOTAL NIGERIA		13,354,309
Oman - 0.2%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	6,200,000	6,045,000
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)	5,020,000	3,702,250
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	5,000,000	4,797,344
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)	11,160,000	9,946,908
TOTAL PANAMA		18,446,502
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	4,950,000	4,843,266
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	4,435,000	3,747,575
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	2,135,000	2,062,277
Volcan Compania Minera SAA 4.375% 2/11/26 (b)	2,505,000	1,942,158
TOTAL PERU		7,752,010
Puerto Rico - 0.2%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	9,500,000	7,877,647
Qatar - 1.4%
QatarEnergy:
2.25% 7/12/31 (b)	28,970,000	24,189,950
3.125% 7/12/41 (b)	11,965,000	8,884,013
3.3% 7/12/51 (b)	36,535,000	25,528,831
TOTAL QATAR		58,602,794
Saudi Arabia - 2.9%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	23,470,000	20,169,531
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	6,165,000	6,301,786
6.51% 2/23/42 (b)	6,145,000	6,436,888
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)	18,280,000	15,412,325
3.25% 11/24/50 (b)	20,230,000	13,604,675
3.5% 4/16/29 (b)	25,376,000	23,599,680
4.25% 4/16/39 (b)	18,255,000	15,859,031
4.375% 4/16/49 (b)	16,534,000	13,594,048
TMS Issuer SARL 5.78% 8/23/32 (b)	5,860,000	5,934,715
TOTAL SAUDI ARABIA		120,912,679
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	12,265,000	11,879,143
7.125% 2/11/25 (b)	20,935,000	20,856,494
8.45% 8/10/28 (b)	8,165,000	8,208,377
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	11,930,000	7,560,638
Sasol Financing U.S.A. LLC 4.375% 9/18/26	23,115,000	21,764,217
Stillwater Mining Co. 4% 11/16/26 (b)	4,100,000	3,746,375
TOTAL SOUTH AFRICA		74,015,244
Turkey - 0.2%
Sisecam UK PLC 8.625% 5/2/32 (b)	6,075,000	6,179,414
Ukraine - 0.4%
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)	7,055,000	5,291,250
7.65% (Reg. S) (d)	12,084,000	11,117,280
TOTAL UKRAINE		16,408,530
United Arab Emirates - 1.7%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)	4,320,000	4,436,640
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	3,435,000	2,776,983
4.696% 4/24/33 (b)	6,820,000	6,649,500
4.875% 4/23/30 (b)	1,990,000	1,986,891
DP World Crescent Ltd. 3.7495% 1/30/30 (b)	4,770,000	4,406,288
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	8,586,188	7,365,339
2.625% 3/31/36 (b)	10,620,000	8,651,981
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	6,960,000	6,916,500
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	5,705,000	5,134,500
3.375% 3/28/32 (Reg. S)	2,140,000	1,917,975
4.375% 11/22/33 (b)	4,955,000	4,670,088
5.084% 5/22/53 (b)	10,540,000	9,970,181
5.5% 4/28/33 (b)	5,925,000	6,082,383
TOTAL UNITED ARAB EMIRATES		70,965,249
Venezuela - 2.2%
Petroleos de Venezuela SA:
5.375% (d)	152,515,000	17,833,579
5.5% (d)	184,250,000	21,465,125
6% (b)(d)	105,540,000	12,506,490
6% (Reg. S) (d)	79,700,000	9,444,450
8.5% (Reg. S) (d)	20,540,000	15,661,750
9.75% (b)(d)	71,700,000	9,787,050
12.75% (b)(d)	30,000,000	4,290,000
TOTAL VENEZUELA		90,988,444
TOTAL NONCONVERTIBLE BONDS (Cost $1,525,215,044)		1,245,786,778

Government Obligations - 65.6%
		Principal Amount (a)	Value ($)
Angola - 1.8%
Angola Republic:
8% 11/26/29 (b)		10,895,000	9,791,881
8.25% 5/9/28 (b)		21,005,000	19,718,444
8.75% 4/14/32 (b)		9,205,000	8,149,302
9.125% 11/26/49 (b)		7,695,000	6,312,305
9.375% 5/8/48 (b)		13,330,000	11,151,378
9.5% 11/12/25 (b)		16,180,000	16,407,531
TOTAL ANGOLA			71,530,841
Argentina - 2.1%
Argentine Republic:
0.75% 7/9/30 (e)		46,748,473	26,225,893
1% 7/9/29		17,436,997	9,966,334
3.625% 7/9/35 (e)		68,225,665	28,654,779
4.25% 1/9/38 (e)		46,294,088	21,248,986
TOTAL ARGENTINA			86,095,992
Armenia - 0.3%
Republic of Armenia 3.6% 2/2/31 (b)		12,465,000	10,155,080
Bahrain - 0.4%
Bahrain Kingdom:
5.625% 5/18/34 (b)		11,770,000	10,548,863
7.5% 2/12/36 (b)		3,705,000	3,782,573
TOTAL BAHRAIN			14,331,436
Benin - 0.3%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	7,255,000	6,502,303
7.96% 2/13/38 (b)		5,610,000	5,206,781
TOTAL BENIN			11,709,084
Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	4,477,992
3.375% 8/20/50 (b)		5,015,000	3,414,902
5% 7/15/32 (b)		3,830,000	3,698,344
TOTAL BERMUDA			11,591,238
Brazil - 1.8%
Brazilian Federative Republic:
3.875% 6/12/30		9,340,000	8,242,550
4.75% 1/14/50		9,500,000	6,773,500
5% 1/27/45		14,450,000	11,061,475
5.625% 2/21/47		8,822,000	7,291,383
7.125% 1/20/37		8,510,000	8,892,950
7.125% 5/13/54		1,630,000	1,573,765
8.25% 1/20/34		11,336,000	12,877,696
12.25% 3/6/30		13,881,000	18,045,300
TOTAL BRAZIL			74,758,619
Chile - 1.4%
Chilean Republic:
2.45% 1/31/31		25,990,000	22,169,470
3.1% 1/22/61		20,165,000	12,483,395
3.5% 1/31/34		7,100,000	6,162,800
4% 1/31/52		3,960,000	3,061,575
4.34% 3/7/42		5,555,000	4,795,243
5.33% 1/5/54		9,740,000	9,204,300
TOTAL CHILE			57,876,783
Colombia - 3.0%
Colombian Republic:
3% 1/30/30		33,130,000	27,083,775
3.125% 4/15/31		19,000,000	14,972,000
3.875% 2/15/61		6,730,000	3,725,055
4.125% 5/15/51		6,805,000	4,086,403
5% 6/15/45		27,005,000	18,971,013
5.2% 5/15/49		16,120,000	11,364,600
5.625% 2/26/44		11,500,000	8,809,000
6.125% 1/18/41		6,410,000	5,387,605
7.375% 9/18/37		3,680,000	3,571,440
7.5% 2/2/34		4,055,000	4,057,028
8% 4/20/33		4,165,000	4,317,023
8% 11/14/35		5,970,000	6,131,190
8.75% 11/14/53		5,645,000	5,944,185
Ecopetrol SA 8.375% 1/19/36		5,695,000	5,589,643
TOTAL COLOMBIA			124,009,960
Costa Rica - 1.0%
Costa Rican Republic:
5.625% 4/30/43 (b)		17,578,000	15,671,886
6.125% 2/19/31 (b)		7,110,000	7,134,441
6.55% 4/3/34 (b)		5,420,000	5,543,644
7% 4/4/44 (b)		4,575,000	4,653,633
7.3% 11/13/54 (b)		8,200,000	8,543,375
TOTAL COSTA RICA			41,546,979
Dominican Republic - 3.8%
Dominican Republic:
4.5% 1/30/30 (b)		25,505,000	23,241,431
4.875% 9/23/32 (b)		10,930,000	9,802,844
5.3% 1/21/41 (b)		6,000,000	5,094,375
5.875% 1/30/60 (b)		18,130,000	15,421,831
5.95% 1/25/27 (b)		15,654,000	15,560,076
6% 7/19/28 (b)		14,101,000	13,974,091
6.4% 6/5/49 (b)		6,013,000	5,635,308
6.5% 2/15/48 (b)		17,655,000	16,750,181
6.6% 6/1/36 (b)		4,104,000	4,089,636
6.85% 1/27/45 (b)		16,129,000	15,830,614
7.05% 2/3/31 (b)		5,810,000	5,980,669
7.45% 4/30/44 (b)		20,824,000	21,865,200
TOTAL DOMINICAN REPUBLIC			153,246,256
Ecuador - 1.3%
Ecuador Republic:
2.5% 7/31/40 (b)(e)		10,200,000	4,618,688
3.5% 7/31/35 (b)(e)		48,400,000	24,124,375
6% 7/31/30 (b)(e)		39,150,000	24,774,609
TOTAL ECUADOR			53,517,672
Egypt - 2.8%
Arab Republic of Egypt:
, yield at date of purchase 25.8506% to 31.6253% 12/10/24 to 3/18/25	EGP	488,575,000	8,836,088
7.0529% 1/15/32 (b)		4,740,000	3,787,556
7.5% 1/31/27 (b)		17,344,000	16,655,660
7.5% 2/16/61 (b)		21,325,000	14,254,430
7.6003% 3/1/29 (b)		18,329,000	16,627,840
7.903% 2/21/48 (b)		12,840,000	9,012,075
8.5% 1/31/47 (b)		34,441,000	25,486,340
8.7002% 3/1/49 (b)		25,240,000	18,803,800
TOTAL EGYPT			113,463,789
El Salvador - 0.7%
El Salvador Republic:
0.25% 4/17/30 (b)		5,455,000	158,195
6.375% 1/18/27 (b)		2,515,000	2,230,805
7.1246% 1/20/50 (b)		8,578,000	5,433,627
7.625% 2/1/41 (b)		11,695,000	7,870,735
7.65% 6/15/35 (b)		11,205,000	8,064,098
9.25% 4/17/30 (b)		5,455,000	4,845,230
TOTAL EL SALVADOR			28,602,690
Gabon - 0.5%
Gabonese Republic:
6.625% 2/6/31 (b)		2,500,000	1,887,500
6.95% 6/16/25 (b)		9,000,000	8,217,000
7% 11/24/31 (b)		13,095,000	9,886,725
TOTAL GABON			19,991,225
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		8,585,000	7,841,861
Ghana - 0.8%
Ghana Republic:
7.75% (b)(d)		12,265,000	6,216,822
8.125% (b)(d)		6,566,924	3,390,175
8.125% (b)(d)		14,445,000	7,385,006
8.627% (b)(d)		12,885,000	6,442,500
10.75% 10/14/30 (b)		15,335,000	10,341,541
TOTAL GHANA			33,776,044
Guatemala - 0.8%
Guatemalan Republic:
3.7% 10/7/33 (b)		2,500,000	2,032,813
4.9% 6/1/30 (b)		2,500,000	2,366,406
5.25% 8/10/29 (b)		9,000,000	8,640,000
5.375% 4/24/32 (b)		5,270,000	4,998,266
6.125% 6/1/50 (b)		5,650,000	5,100,891
6.6% 6/13/36 (b)		10,940,000	10,960,513
TOTAL GUATEMALA			34,098,889
Hungary - 1.8%
Hungarian Republic:
2.125% 9/22/31 (b)		11,240,000	8,890,840
3.125% 9/21/51 (b)		20,505,000	13,020,675
5.25% 6/16/29 (b)		6,100,000	5,985,625
5.5% 6/16/34 (b)		10,445,000	10,141,442
5.5% 3/26/36 (b)		10,340,000	9,939,325
6.25% 9/22/32 (b)		4,105,000	4,224,045
6.75% 9/25/52 (b)		12,980,000	13,919,428
7.625% 3/29/41		5,500,000	6,282,031
TOTAL HUNGARY			72,403,411
Indonesia - 2.4%
Indonesian Republic:
5.125% 1/15/45 (b)		20,042,000	19,447,003
5.95% 1/8/46 (b)		6,230,000	6,588,225
6.625% 2/17/37 (b)		15,086,000	16,835,033
6.75% 1/15/44 (b)		6,465,000	7,473,136
7.75% 1/17/38 (b)		17,722,000	21,792,522
8.5% 10/12/35 (b)		19,301,000	24,369,636
TOTAL INDONESIA			96,505,555
Ivory Coast - 1.0%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	17,545,000	16,928,451
6.375% 3/3/28 (b)		18,040,000	17,431,150
8.25% 1/30/37 (b)		5,815,000	5,611,475
TOTAL IVORY COAST			39,971,076
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		7,490,000	8,704,784
Jordan - 0.6%
Jordanian Kingdom:
5.85% 7/7/30 (b)		8,860,000	7,929,700
7.375% 10/10/47 (b)		7,320,000	6,235,725
7.5% 1/13/29 (b)		5,010,000	4,884,750
7.75% 1/15/28 (b)		6,645,000	6,576,473
TOTAL JORDAN			25,626,648
Kenya - 0.7%
Republic of Kenya:
6.3% 1/23/34 (b)		15,455,000	11,538,123
7% 5/22/27 (b)		7,660,000	7,286,575
7.25% 2/28/28 (b)		1,965,000	1,783,852
8% 5/22/32 (b)		2,365,000	2,043,360
9.75% 2/16/31 (b)		6,695,000	6,376,988
TOTAL KENYA			29,028,898
Lebanon - 0.1%
Lebanese Republic:
5.8% (d)		8,540,000	587,125
6% (d)		5,256,000	354,780
6.1% (d)		22,896,000	1,545,480
6.2% (Reg. S) (d)		5,669,000	382,658
6.375% (d)		35,061,000	2,410,444
6.65% (Reg. S) (d)		3,000,000	202,500
6.75% (d)		3,000,000	202,500
TOTAL LEBANON			5,685,487
Mexico - 1.9%
United Mexican States:
3.25% 4/16/30		19,910,000	17,495,913
4.75% 4/27/32		5,375,000	4,968,516
5.75% 10/12/2110		10,595,000	8,764,052
6.05% 1/11/40		30,348,000	29,399,625
6.338% 5/4/53		5,935,000	5,584,835
6.35% 2/9/35		9,065,000	9,114,858
TOTAL MEXICO			75,327,799
Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		2,675,000	2,410,008
5.125% 4/7/26 (b)		2,010,000	1,951,584
7.875% 6/5/29 (b)		1,620,000	1,652,578
TOTAL MONGOLIA			6,014,170
Montenegro - 0.2%
Republic of Montenegro 7.25% 3/12/31 (b)		7,315,000	7,342,431
Morocco - 0.3%
Moroccan Kingdom 6.5% 9/8/33 (b)		9,915,000	10,221,745
Nigeria - 2.5%
Republic of Nigeria:
, yield at date of purchase 25.6137% to 28.7481% 3/6/25 to 5/20/25	NGN	15,346,860,000	8,554,751
6.125% 9/28/28 (b)		13,115,000	11,500,216
6.5% 11/28/27 (b)		20,043,000	18,546,038
7.143% 2/23/30 (b)		11,415,000	9,898,945
7.625% 11/21/25 (b)		15,862,000	15,881,828
7.625% 11/28/47 (b)		18,415,000	13,396,913
7.696% 2/23/38 (b)		3,500,000	2,709,219
7.875% 2/16/32 (b)		12,065,000	10,436,225
8.375% 3/24/29 (b)		13,600,000	12,750,000
TOTAL NIGERIA			103,674,135
Oman - 2.2%
Sultanate of Oman:
6% 8/1/29 (b)		11,510,000	11,682,650
6.25% 1/25/31 (b)		15,885,000	16,351,622
6.5% 3/8/47 (b)		27,725,000	27,655,688
6.75% 1/17/48 (b)		30,140,000	30,695,706
7% 1/25/51 (b)		2,880,000	3,031,200
TOTAL OMAN			89,416,866
Pakistan - 1.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		24,660,000	22,170,881
6.875% 12/5/27 (b)		22,905,000	19,762,720
7.375% 4/8/31 (b)		5,680,000	4,467,675
7.875% 3/31/36 (b)		1,293,000	956,962
TOTAL PAKISTAN			47,358,238
Panama - 2.2%
Panamanian Republic:
2.252% 9/29/32		22,155,000	15,940,523
3.16% 1/23/30		13,515,000	11,399,903
3.298% 1/19/33		16,210,000	12,611,380
3.87% 7/23/60		17,120,000	9,753,050
4.3% 4/29/53		7,000,000	4,487,000
4.5% 5/15/47		8,025,000	5,552,297
4.5% 4/16/50		10,760,000	7,249,550
6.4% 2/14/35		9,790,000	9,280,920
6.853% 3/28/54		3,685,000	3,382,830
7.875% 3/1/57		5,480,000	5,695,775
8% 3/1/38		5,795,000	6,107,930
TOTAL PANAMA			91,461,158
Paraguay - 1.0%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	4,724,094
4.95% 4/28/31 (b)		17,130,000	16,343,091
5.4% 3/30/50 (b)		10,075,000	8,708,578
5.6% 3/13/48 (b)		7,470,000	6,618,420
6% 2/9/36 (b)		3,580,000	3,577,763
TOTAL PARAGUAY			39,971,946
Peru - 1.1%
Peruvian Republic:
2.783% 1/23/31		11,415,000	9,776,948
3% 1/15/34		21,165,000	17,229,633
3.3% 3/11/41		24,840,000	18,435,938
TOTAL PERU			45,442,519
Philippines - 0.9%
Philippine Republic:
2.65% 12/10/45		7,890,000	5,170,416
2.95% 5/5/45		3,200,000	2,215,000
5% 7/17/33		4,140,000	4,085,663
5.5% 1/17/48		3,675,000	3,717,492
5.6% 5/14/49		5,520,000	5,582,707
5.609% 4/13/33		6,190,000	6,364,094
5.95% 10/13/47		9,890,000	10,520,488
TOTAL PHILIPPINES			37,655,860
Poland - 0.5%
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		6,800,000	6,734,720
6.25% 10/31/28 (b)		3,285,000	3,397,051
Polish Government:
5.5% 4/4/53		6,960,000	6,812,309
5.5% 3/18/54		2,075,000	2,012,916
TOTAL POLAND			18,956,996
Qatar - 2.0%
State of Qatar:
4.4% 4/16/50 (b)		28,995,000	25,424,991
4.817% 3/14/49 (b)		38,811,000	36,300,413
5.103% 4/23/48 (b)		17,315,000	16,860,481
9.75% 6/15/30 (b)		3,827,000	4,825,608
TOTAL QATAR			83,411,493
Romania - 1.4%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	7,840,000	6,299,810
3% 2/14/31 (b)		17,614,000	14,619,620
3.375% 1/28/50 (Reg. S)	EUR	12,680,000	9,017,734
3.625% 3/27/32 (b)		6,989,000	5,912,257
4% 2/14/51 (b)		10,990,000	7,589,969
7.125% 1/17/33 (b)		5,770,000	6,080,138
7.625% 1/17/53 (b)		4,154,000	4,494,109
8% 4/29/30	RON	21,300,000	4,842,498
TOTAL ROMANIA			58,856,135
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		11,975,000	9,598,711
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	14,524,644
3.45% 2/2/61 (b)		9,925,000	6,476,063
3.75% 1/21/55 (b)		19,480,000	13,757,750
4.5% 10/26/46 (b)		14,169,000	12,012,655
4.5% 4/22/60 (b)		10,670,000	8,649,369
TOTAL SAUDI ARABIA			55,420,481
Senegal - 0.2%
Republic of Senegal:
6.25% 5/23/33 (b)		7,215,000	6,033,544
6.75% 3/13/48 (b)		5,110,000	3,668,980
TOTAL SENEGAL			9,702,524
Serbia - 0.9%
Republic of Serbia:
2.125% 12/1/30 (b)		18,590,000	14,813,906
6% 6/12/34 (b)		7,945,000	7,815,894
6.25% 5/26/28 (b)		3,140,000	3,177,288
6.5% 9/26/33 (b)		12,130,000	12,300,578
TOTAL SERBIA			38,107,666
South Africa - 1.1%
South African Republic:
5% 10/12/46		3,190,000	2,236,988
5.65% 9/27/47		22,135,000	16,684,256
5.75% 9/30/49		25,420,000	19,128,550
7.3% 4/20/52		7,475,000	6,755,531
TOTAL SOUTH AFRICA			44,805,325
Sri Lanka - 1.2%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		14,360,000	8,414,063
6.825% (b)(d)		13,445,000	7,886,333
6.85% (b)(d)		14,285,000	8,423,686
7.55% (b)(d)		12,490,000	7,138,035
7.85% (b)(d)		26,015,000	15,275,683
TOTAL SRI LANKA			47,137,800
Turkey - 3.7%
Export Credit Bank of Turkey 9% 1/28/27 (b)		5,785,000	6,010,977
Turkish Republic:
4.75% 1/26/26		8,400,000	8,179,500
4.875% 4/16/43		23,555,000	16,672,523
5.125% 2/17/28		11,310,000	10,748,034
5.75% 5/11/47		13,175,000	10,124,164
6% 3/25/27		7,000,000	6,897,188
6% 1/14/41		29,698,000	24,649,340
6.375% 10/14/25		17,175,000	17,137,430
6.625% 2/17/45		530,000	457,291
7.625% 5/15/34		6,305,000	6,350,317
9.125% 7/13/30		8,800,000	9,592,000
9.375% 3/14/29		20,365,000	22,146,938
9.375% 1/19/33		2,175,000	2,431,242
26.2% 10/5/33	TRY	168,555,000	5,090,434
31.08% 11/8/28	TRY	77,265,000	2,446,566
37% 2/18/26	TRY	74,870,000	2,257,237
TOTAL TURKEY			151,191,181
Ukraine - 1.3%
Ukraine Government:
6.876% 5/21/31 (b)		7,670,000	2,185,950
7.253% 3/15/35 (b)		15,850,000	4,509,325
7.375% 9/25/34 (b)		11,640,000	3,317,400
7.75% 9/1/24 (b)		23,274,000	7,366,221
7.75% 9/1/25 (b)		37,296,000	11,766,888
7.75% 9/1/26 (b)		28,917,000	8,906,436
7.75% 9/1/27 (b)		7,275,000	2,211,600
7.75% 9/1/28 (b)		7,360,000	2,230,080
7.75% 9/1/29 (b)		10,846,000	3,280,915
7.75% 8/1/41 (b)(c)		8,905,000	4,345,640
9.75% 11/1/30 (b)		3,105,000	982,733
TOTAL UKRAINE			51,103,188
United Arab Emirates - 1.9%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		6,105,000	5,954,283
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		41,178,000	28,734,523
3.875% 4/16/50 (b)		29,465,000	23,498,338
5.5% 4/30/54 (b)		7,330,000	7,449,113
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		15,155,000	11,129,453
TOTAL UNITED ARAB EMIRATES			76,765,710
United States of America - 2.9%
U.S. Treasury Bonds:
2.875% 5/15/52		130,074,000	95,335,066
3.625% 2/15/53		19,173,000	16,310,531
U.S. Treasury Notes 4.125% 3/31/31		6,342,000	6,258,514
TOTAL UNITED STATES OF AMERICA			117,904,111
Uruguay - 0.7%
Uruguay Republic:
5.1% 6/18/50		24,210,000	22,848,188
5.75% 10/28/34		5,850,000	6,095,700
TOTAL URUGUAY			28,943,888
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		2,895,000	2,381,138
3.9% 10/19/31 (b)		10,725,000	8,727,469
5.375% 2/20/29 (b)		4,250,000	3,968,438
TOTAL UZBEKISTAN			15,077,045
Venezuela - 1.8%
Venezuelan Republic:
9% (Reg. S) (d)		43,195,000	6,911,200
9.25% (d)		62,675,000	11,563,538
9.25% (Reg. S) (d)		70,265,000	11,593,725
9.375% (d)		46,005,000	8,602,935
11.75% (Reg. S) (d)		65,000,000	11,992,500
11.95% (Reg. S) (d)		87,250,000	15,879,500
12.75% (d)		42,425,000	7,721,350
TOTAL VENEZUELA			74,264,748
Zambia - 0.3%
Republic of Zambia:
0.5% 12/31/53 (b)		7,209,128	3,523,461
5.75% 6/30/33 (b)		8,677,633	7,633,605
TOTAL ZAMBIA			11,157,066
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,078,497,178)			2,672,361,232

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
Chile - 0.2%
Banco de Credito e Inversiones 8.75% (b)(c)(f)	5,600,000	6,082,134
Mexico - 0.5%
Banco Mercantil del Norte SA 7.625% (b)(c)(f)	5,385,000	5,358,054
CEMEX S.A.B. de CV 5.125% (b)(c)(f)	15,320,000	14,969,364
TOTAL MEXICO		20,327,418
Russia - 0.0%
Tinkoff Bank JSC 6% (b)(c)(d)(f)(g)	6,660,000	333,000
United Arab Emirates - 0.3%
DP World Salaam 6% (Reg. S) (c)(f)	13,905,000	14,228,581
TOTAL PREFERRED SECURITIES (Cost $48,383,550)		40,971,133

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (h) (Cost $25,058,994)	25,053,983	25,058,994

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $4,677,154,766)	3,984,178,137
NET OTHER ASSETS (LIABILITIES) - 2.2%	90,769,413
NET ASSETS - 100.0%	4,074,947,550

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	172	Sep 2024	21,559,125	139,621	139,621

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
NGN	-	Nigerian naira
RON	-	Romanian leu
TRY	-	Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,582,419,199 or 63.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	17,641,506	501,765,544	494,348,794	951,683	738	-	25,058,994	0.0%
Total	17,641,506	501,765,544	494,348,794	951,683	738	-	25,058,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,245,786,778	-	1,245,786,778	-

Government Obligations	2,672,361,232	-	2,672,361,232	-

Preferred Securities	40,971,133	-	40,638,133	333,000

Money Market Funds	25,058,994	25,058,994	-	-
Total Investments in Securities:	3,984,178,137	25,058,994	3,958,786,143	333,000
Derivative Instruments: Assets
Futures Contracts	139,621	139,621	-	-
Total Assets	139,621	139,621	-	-
Total Derivative Instruments:	139,621	139,621	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	139,621	0
Total Interest Rate Risk	139,621	0
Total Value of Derivatives	139,621	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,652,095,772)	$3,959,119,143
Fidelity Central Funds (cost $25,058,994)	25,058,994

Total Investment in Securities (cost $4,677,154,766)		$3,984,178,137
Segregated cash with brokers for derivative instruments		1,041,250
Cash		1,713,177
Foreign currency held at value (cost $367,489)		366,983
Receivable for investments sold		200,558
Receivable for fund shares sold		2,869,816
Dividends receivable		234,300
Interest receivable		101,363,424
Distributions receivable from Fidelity Central Funds		138,571
Total assets		4,092,106,216
Liabilities
Payable for investments purchased	$7,412,589
Payable for fund shares redeemed	4,668,759
Distributions payable	2,121,491
Accrued management fee	2,508,029
Distribution and service plan fees payable	28,281
Payable for daily variation margin on futures contracts	284,875
Other payables and accrued expenses	134,642
Total liabilities		17,158,666
Net Assets		$4,074,947,550
Net Assets consist of:
Paid in capital		$5,981,503,925
Total accumulated earnings (loss)		(1,906,556,375)
Net Assets		$4,074,947,550

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($73,595,987 ÷ 5,880,592 shares)(a)		$12.52
Maximum offering price per share (100/96.00 of $12.52)		$13.04
Class M :
Net Asset Value and redemption price per share ($25,338,203 ÷ 2,023,368 shares)(a)		$12.52
Maximum offering price per share (100/96.00 of $12.52)		$13.04
Class C :
Net Asset Value and offering price per share ($8,905,637 ÷ 711,481 shares)(a)		$12.52
Fidelity New Markets Income Fund :
Net Asset Value, offering price and redemption price per share ($1,588,358,067 ÷ 126,869,494 shares)		$12.52
Class I :
Net Asset Value, offering price and redemption price per share ($748,642,530 ÷ 59,801,461 shares)		$12.52
Class Z :
Net Asset Value, offering price and redemption price per share ($1,630,107,126 ÷ 130,213,133 shares)		$12.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$1,507,938
Interest		132,683,424
Income from Fidelity Central Funds		951,683
Total income		135,143,045
Expenses
Management fee	$14,443,726
Transfer agent fees	723,186
Distribution and service plan fees	171,535
Accounting fees and expenses	190,271
Custodian fees and expenses	26,717
Independent trustees' fees and expenses	8,890
Registration fees	74,426
Audit	55,103
Legal	359,559
Miscellaneous	73,946
Total expenses before reductions	16,127,359
Expense reductions	(106,780)
Total expenses after reductions		16,020,579
Net Investment income (loss)		119,122,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(123,930,697)
Fidelity Central Funds	738
Foreign currency transactions	(153,095)
Futures contracts	179,710
Total net realized gain (loss)		(123,903,344)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	145,766,233
Assets and liabilities in foreign currencies	(42,149)
Futures contracts	(2,064,533)
Total change in net unrealized appreciation (depreciation)		143,659,551
Net gain (loss)		19,756,207
Net increase (decrease) in net assets resulting from operations		$138,878,673
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,122,466	$255,893,545
Net realized gain (loss)	(123,903,344)	(189,140,296)
Change in net unrealized appreciation (depreciation)	143,659,551	463,812,953
Net increase (decrease) in net assets resulting from operations	138,878,673	530,566,202
Distributions to shareholders	(106,020,201)	(224,863,302)

Share transactions - net increase (decrease)	(157,020,936)	(338,842,752)
Total increase (decrease) in net assets	(124,162,464)	(33,139,852)

Net Assets
Beginning of period	4,199,110,014	4,232,249,866
End of period	$4,074,947,550	$4,199,110,014

Financial Highlights
Fidelity Advisor® New Markets Income Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.09	$15.07	$14.27
Income from Investment Operations
Net investment income (loss) A,B	.341	.690	.621	.575	.649	.748
Net realized and unrealized gain (loss)	.060	.823	(2.796)	(.888)	(.062)	.740
Total from investment operations	.401	1.513	(2.175)	(.313)	.587	1.488
Distributions from net investment income	(.301)	(.603)	(.555)	(.497)	(.556)	(.688)
Distributions from net realized gain	-	-	-	(.040)	(.011)	-
Total distributions	(.301)	(.603)	(.555)	(.537)	(.567)	(.688)
Net asset value, end of period	$12.52	$12.42	$11.51	$14.24	$15.09	$15.07
Total Return C,D,E	3.28%	13.61%	(15.30)%	(2.09)%	4.19%	10.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.10% H	1.16%	1.13%	1.12%	1.13%	1.12%
Expenses net of fee waivers, if any	1.09 % H	1.15%	1.13%	1.12%	1.13%	1.12%
Expenses net of all reductions	1.09% H	1.15%	1.13%	1.12%	1.13%	1.12%
Net investment income (loss)	5.53% H	5.95%	5.12%	3.93%	4.51%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$73,596	$75,901	$78,302	$118,896	$136,626	$193,262
Portfolio turnover rate I	12 % H	19%	26%	30%	91%	79% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.52	$14.24	$15.10	$15.08	$14.27
Income from Investment Operations
Net investment income (loss) A,B	.341	.690	.621	.576	.647	.749
Net realized and unrealized gain (loss)	.060	.813	(2.786)	(.898)	(.059)	.748
Total from investment operations	.401	1.503	(2.165)	(.322)	.588	1.497
Distributions from net investment income	(.301)	(.603)	(.555)	(.498)	(.557)	(.687)
Distributions from net realized gain	-	-	-	(.040)	(.011)	-
Total distributions	(.301)	(.603)	(.555)	(.538)	(.568)	(.687)
Net asset value, end of period	$12.52	$12.42	$11.52	$14.24	$15.10	$15.08
Total Return C,D,E	3.28%	13.51%	(15.23)%	(2.15)%	4.20%	10.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.10% H	1.16%	1.13%	1.12%	1.13%	1.13%
Expenses net of fee waivers, if any	1.10 % H	1.16%	1.13%	1.11%	1.13%	1.13%
Expenses net of all reductions	1.09% H	1.15%	1.13%	1.11%	1.12%	1.13%
Net investment income (loss)	5.53% H	5.95%	5.11%	3.94%	4.51%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$25,338	$25,507	$25,747	$38,589	$44,941	$53,609
Portfolio turnover rate I	12 % H	19%	26%	30%	91%	79% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.09	$15.07	$14.27
Income from Investment Operations
Net investment income (loss) A,B	.296	.609	.536	.471	.542	.641
Net realized and unrealized gain (loss)	.060	.823	(2.798)	(.891)	(.063)	.737
Total from investment operations	.356	1.432	(2.262)	(.420)	.479	1.378
Distributions from net investment income	(.256)	(.522)	(.468)	(.390)	(.448)	(.578)
Distributions from net realized gain	-	-	-	(.040)	(.011)	-
Total distributions	(.256)	(.522)	(.468)	(.430)	(.459)	(.578)
Net asset value, end of period	$12.52	$12.42	$11.51	$14.24	$15.09	$15.07
Total Return C,D,E	2.90%	12.83%	(15.91)%	(2.81)%	3.43%	9.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.83% H	1.86%	1.85%	1.86%	1.86%	1.86%
Expenses net of fee waivers, if any	1.83 % H	1.85%	1.85%	1.85%	1.86%	1.86%
Expenses net of all reductions	1.83% H	1.85%	1.85%	1.85%	1.86%	1.85%
Net investment income (loss)	4.79% H	5.25%	4.39%	3.20%	3.77%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$8,906	$9,961	$12,908	$23,000	$44,401	$64,290
Portfolio turnover rate I	12 % H	19%	26%	30%	91%	79% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® New Markets Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.10	$15.07	$14.27
Income from Investment Operations
Net investment income (loss) A,B	.359	.727	.658	.624	.693	.795
Net realized and unrealized gain (loss)	.061	.823	(2.796)	(.899)	(.050)	.738
Total from investment operations	.420	1.550	(2.138)	(.275)	.643	1.533
Distributions from net investment income	(.320)	(.640)	(.592)	(.545)	(.602)	(.733)
Distributions from net realized gain	-	-	-	(.040)	(.011)	-
Total distributions	(.320)	(.640)	(.592)	(.585)	(.613)	(.733)
Net asset value, end of period	$12.52	$12.42	$11.51	$14.24	$15.10	$15.07
Total Return C,D	3.43%	13.97%	(15.04)%	(1.84)%	4.60%	10.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80% G	.84%	.82%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.80 % G	.84%	.82%	.79%	.81%	.82%
Expenses net of all reductions	.80% G	.84%	.82%	.79%	.80%	.82%
Net investment income (loss)	5.82% G	6.27%	5.43%	4.26%	4.83%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,588,358	$1,634,400	$1,613,198	$2,313,928	$3,430,477	$4,227,156
Portfolio turnover rate H	12 % G	19%	26%	30%	91%	79% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.25	$15.10	$15.08	$14.27
Income from Investment Operations
Net investment income (loss) A,B	.357	.726	.659	.620	.690	.798
Net realized and unrealized gain (loss)	.061	.822	(2.808)	(.890)	(.059)	.743
Total from investment operations	.418	1.548	(2.149)	(.270)	.631	1.541
Distributions from net investment income	(.318)	(.638)	(.591)	(.540)	(.600)	(.731)
Distributions from net realized gain	-	-	-	(.040)	(.011)	-
Total distributions	(.318)	(.638)	(.591)	(.580)	(.611)	(.731)
Net asset value, end of period	$12.52	$12.42	$11.51	$14.25	$15.10	$15.08
Total Return C,D	3.41%	13.95%	(15.11)%	(1.80)%	4.50%	10.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.83% G	.85%	.83%	.83%	.83%	.83%
Expenses net of fee waivers, if any	.83 % G	.85%	.83%	.83%	.83%	.82%
Expenses net of all reductions	.83% G	.85%	.83%	.83%	.83%	.82%
Net investment income (loss)	5.79% G	6.25%	5.42%	4.22%	4.80%	5.31%
Supplemental Data
Net assets, end of period (000 omitted)	$748,643	$743,318	$769,765	$1,148,584	$1,665,050	$2,081,780
Portfolio turnover rate H	12 % G	19%	26%	30%	91%	79% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.10	$15.08	$14.27
Income from Investment Operations
Net investment income (loss) A,B	.364	.737	.666	.628	.698	.800
Net realized and unrealized gain (loss)	.060	.823	(2.793)	(.893)	(.057)	.756
Total from investment operations	.424	1.560	(2.127)	(.265)	.641	1.556
Distributions from net investment income	(.324)	(.650)	(.603)	(.555)	(.610)	(.746)
Distributions from net realized gain	-	-	-	(.040)	(.011)	-
Total distributions	(.324)	(.650)	(.603)	(.595)	(.621)	(.746)
Net asset value, end of period	$12.52	$12.42	$11.51	$14.24	$15.10	$15.08
Total Return C,D	3.46%	14.07%	(14.96)%	(1.77)%	4.61%	11.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73% G	.75%	.73%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.73 % G	.75%	.73%	.72%	.73%	.73%
Expenses net of all reductions	.73% G	.75%	.73%	.72%	.73%	.73%
Net investment income (loss)	5.89% G	6.35%	5.52%	4.33%	4.91%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,630,107	$1,710,024	$1,732,330	$2,148,384	$1,225,147	$1,523,041
Portfolio turnover rate H	12 % G	19%	26%	30%	91%	79% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity New Markets Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$146,117,150
Gross unrealized depreciation	(719,463,126)
Net unrealized appreciation (depreciation)	$(573,345,976)
Tax cost	$4,557,663,734

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(260,925,071)
Long-term	(961,915,771)
Total capital loss carryforward	$(1,222,840,842)

Due to large redemptions in a prior period, approximately $502,773,178 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $109,332,545 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Markets Income Fund	241,560,635	384,781,178
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.81
Fidelity New Markets Income Fund	.79
Class I	.81
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.79
Class M	.79
Class C	.79
Fidelity New Markets Income Fund	.75
Class I	.79
Class Z	.69

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	92,363	1,511
Class M	- %	.25%	31,469	210
Class C	.75%	.25%	47,703	908
			171,535	2,629

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	770
Class M	203
Class C A	43
1,016

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	24,704.2000
Class M	8,355.2000
Class C	2,472.1525
Fidelity New Markets Income Fund	363,936.1367
Class I	185,822.1526
Class Z	137,897.0500
	723,186

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity New Markets Income Fund	.0279

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity New Markets Income Fund	3,795
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,442. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	25

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $97,313.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity New Markets Income Fund
Distributions to shareholders
Class A	$1,795,126	$3,845,147
Class M	611,514	1,283,578
Class C	196,775	504,158
Fidelity New Markets Income Fund	41,224,067	86,500,335
Class I	18,953,556	39,010,669
Class Z	43,239,163	93,719,415
Total	$106,020,201	$224,863,302
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity New Markets Income Fund
Class A
Shares sold	237,104	435,966	$2,948,965	$5,092,144
Reinvestment of distributions	140,458	319,325	1,743,606	3,728,487
Shares redeemed	(609,445)	(1,446,001)	(7,547,658)	(16,742,584)
Net increase (decrease)	(231,883)	(690,710)	$(2,855,087)	$(7,921,953)
Class M
Shares sold	100,280	114,755	$1,247,323	$1,330,318
Reinvestment of distributions	48,165	107,712	598,101	1,258,124
Shares redeemed	(178,580)	(404,603)	(2,211,905)	(4,690,890)
Net increase (decrease)	(30,135)	(182,136)	$(366,481)	$(2,102,448)
Class C
Shares sold	4,994	28,421	$61,834	$335,668
Reinvestment of distributions	15,800	42,826	196,083	499,689
Shares redeemed	(111,603)	(390,310)	(1,388,794)	(4,540,499)
Net increase (decrease)	(90,809)	(319,063)	$(1,130,877)	$(3,705,142)
Fidelity New Markets Income Fund
Shares sold	6,639,984	9,890,925	$82,326,197	$115,616,068
Reinvestment of distributions	2,884,278	6,427,985	35,803,909	75,058,446
Shares redeemed	(14,267,290)	(24,817,467)	(175,973,239)	(288,735,100)
Net increase (decrease)	(4,743,028)	(8,498,557)	$(57,843,133)	$(98,060,586)
Class I
Shares sold	4,326,612	9,043,453	$53,632,899	$105,261,763
Reinvestment of distributions	1,480,934	3,275,909	18,385,069	38,259,483
Shares redeemed	(5,853,894)	(19,332,273)	(72,507,794)	(224,033,911)
Net increase (decrease)	(46,348)	(7,012,911)	$(489,826)	$(80,512,665)
Class Z
Shares sold	4,852,425	8,628,076	$59,229,452	$99,948,653
Reinvestment of distributions	2,949,747	6,752,380	36,615,463	78,827,686
Shares redeemed	(15,294,375)	(28,143,908)	(190,180,447)	(325,316,297)
Net increase (decrease)	(7,492,203)	(12,763,452)	$(94,335,532)	$(146,539,958)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity New Markets Income Fund	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity New Markets Income Fund	27%
12. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity New Markets Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Markets Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of the representative class ranked below the competitive median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705564.126
NMI-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024